Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$19,845	$17,500,809
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	17,272	12,306,300
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,695	11,679,172
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	9,368	7,829,111
3.75%, 02/15/28 (Call 02/15/24)(b)	10,724	9,690,140
4.00%, 02/15/30 (Call 02/15/25)(b)	9,343	8,166,783
4.88%, 01/15/29 (Call 01/15/24)(b)	6,778	6,275,478
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	8,762	7,149,597
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,290	6,737,697
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	11,535	10,361,074
6.25%, 06/15/25 (Call 06/15/23)(a)(b)	7,096	7,081,000
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,955	16,290,416
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)(b)	16,980	10,994,550
		132,062,127
Aerospace & Defense — 2.8%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	13,029	12,044,920
7.13%, 06/15/26 (Call 06/15/23)(a)	20,594	20,208,068
7.50%, 03/15/25 (Call 07/04/23)(a)(b)	573	572,274
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	12,787	12,410,295
7.88%, 04/15/27 (Call 07/04/23)(a)(b)	32,517	32,098,181
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	11,937	10,492,623
5.13%, 10/01/24 (Call 07/01/24)	11,856	11,768,877
6.88%, 05/01/25 (Call 04/01/25)(b)	9,894	10,110,580
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	17,144	16,136,975
5.75%, 10/15/27 (Call 07/15/27)(a)(b)	17,677	17,215,586
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,042	9,070,009
7.50%, 04/15/25 (Call 07/03/23)(a)(b)	20,995	20,732,562
9.38%, 11/30/29 (Call 11/30/25)(a)	15,297	16,296,947
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	19,535	17,136,297
4.88%, 05/01/29 (Call 05/01/24)(b)	12,509	11,084,074
5.50%, 11/15/27 (Call 11/15/23)	45,875	43,122,500
6.25%, 03/15/26 (Call 03/15/24)(a)(b)	71,395	70,996,616
6.38%, 06/15/26 (Call 06/15/23)	14,361	14,187,311
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	36,177	36,235,969
7.50%, 03/15/27 (Call 03/15/24)(b)	9,277	9,242,211
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 07/03/23)	9,239	9,174,999
Triumph Group Inc.
7.75%, 08/15/25 (Call 07/03/23)(b)	9,072	8,684,807
9.00%, 03/15/28 (Call 03/15/25)(a)	20,635	20,902,161
		429,924,842
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)(b)	7,148	6,956,694
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	17,258	16,981,527
Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$15,010	$13,039,937
10.50%, 11/01/26 (Call 11/01/23)(a)(b)	9,151	9,144,010
		46,122,168
Airlines — 2.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	21,110	19,601,268
American Airlines Group Inc., 3.75%, 03/01/25(a)	8,668	8,195,421
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	13,027	12,729,854
11.75%, 07/15/25(a)	43,180	47,336,075
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	60,342	59,224,136
5.75%, 04/20/29(a)	50,896	48,796,126
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	12,838	12,387,471
3.75%, 10/28/29 (Call 07/28/29)(b)	10,647	9,505,124
4.38%, 04/19/28 (Call 01/19/28)(b)	10,154	9,544,760
7.38%, 01/15/26 (Call 12/15/25)(b)	11,968	12,566,009
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	21,260	19,800,209
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/23)(a)	8,888	8,981,652
8.00%, 09/20/25 (Call 09/20/23)(a)(b)	10,773	10,886,117
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	34,448	32,597,798
4.63%, 04/15/29 (Call 10/15/25)(a)	34,544	31,318,627
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	17,149	13,569,146
7.88%, 05/01/27 (Call 04/26/24)(a)(b)	9,140	8,248,850
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	8,925	8,166,107
		373,454,750
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	15,463	14,399,919
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	10,407	10,409,860
		24,809,779
Auto Manufacturers — 3.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	17,623	14,864,692
4.75%, 10/01/27 (Call 10/01/23)(a)(b)	8,083	7,680,332
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,509	8,233,308
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	19,888	19,888,000
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	35,753	27,248,255
4.35%, 12/08/26 (Call 09/08/26)(b)	19,561	18,827,463
6.10%, 08/19/32 (Call 05/19/32)(b)	24,390	22,922,244
9.63%, 04/22/30 (Call 01/22/30)(b)	5,809	6,604,891
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	16,472	15,149,298
2.70%, 08/10/26 (Call 07/10/26)	20,096	17,759,840
2.90%, 02/16/28 (Call 12/16/27)(b)	9,768	8,247,735
2.90%, 02/10/29 (Call 12/10/28)	9,746	7,959,412
3.38%, 11/13/25 (Call 10/13/25)	29,948	27,633,020
3.63%, 06/17/31 (Call 03/17/31)	13,998	11,305,205
3.66%, 09/08/24(b)	9,290	8,953,238
3.82%, 11/02/27 (Call 08/02/27)	9,860	8,729,058
4.00%, 11/13/30 (Call 08/13/30)(b)	21,535	18,098,374

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.06%, 11/01/24 (Call 10/01/24)(b)	$19,192	$18,530,557
4.13%, 08/04/25	19,375	18,227,031
4.13%, 08/17/27 (Call 06/17/27)	17,372	15,695,602
4.27%, 01/09/27 (Call 11/09/26)	11,989	11,005,523
4.39%, 01/08/26	16,744	15,738,406
4.54%, 08/01/26 (Call 06/01/26)	9,993	9,334,212
4.69%, 06/09/25 (Call 04/09/25)	8,333	8,012,096
4.95%, 05/28/27 (Call 04/28/27)(b)	20,403	19,056,665
5.11%, 05/03/29 (Call 02/03/29)	20,414	18,678,810
5.13%, 06/16/25 (Call 05/16/25)(b)	24,765	23,975,153
6.80%, 05/12/28 (Call 04/12/28)(b)	21,491	21,285,187
6.95%, 03/06/26 (Call 02/06/26)	18,130	18,147,185
7.35%, 11/04/27 (Call 10/04/27)	21,237	21,508,513
7.35%, 03/06/30 (Call 01/06/30)	16,795	16,952,999
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,088	6,043,996
5.50%, 07/15/29 (Call 07/15/24)(a)	8,857	7,555,699
5.88%, 01/15/28 (Call 01/15/24)(a)	11,223	10,100,924
7.75%, 10/15/25 (Call 07/03/23)(a)	12,464	12,451,785
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	1,445	1,221,091
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(a)(b)	853	693,572
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	18,779	16,763,658
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	17,009	14,464,204
		555,547,233
Auto Parts & Equipment — 1.6%
Adient Global Holdings, 8.25%, 04/15/31 (Call 04/15/26)(a)(b)	8,354	8,339,260
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/23)(a)(b)	13,726	12,959,952
7.00%, 04/15/28 (Call 04/15/25)(a)	8,986	9,075,860
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	10,137	8,242,015
6.50%, 04/01/27 (Call 04/01/24)(b)	8,833	8,240,482
6.88%, 07/01/28 (Call 07/01/23)(b)	6,581	5,896,547
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)(b)	6,538	6,554,345
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/15/24)(a)(b)	15,832	15,678,430
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	6,750	6,750,000
8.50%, 05/15/27 (Call 05/15/24)(a)(b)	33,302	33,385,255
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 07/03/23)(a)	6,121	6,053,539
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	7,245	5,815,489
5.38%, 11/15/27 (Call 11/15/23)(b)	8,235	7,713,313
5.63%, 06/15/28 (Call 06/15/23)(b)	7,070	6,533,811
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	11,907	11,373,685
5.00%, 05/31/26 (Call 05/31/23)(b)	15,398	15,023,598
5.00%, 07/15/29 (Call 04/15/29)(b)	14,436	12,996,731
5.25%, 04/30/31 (Call 01/30/31)(b)	9,127	7,991,875
5.25%, 07/15/31 (Call 04/15/31)(b)	10,404	9,050,231
5.63%, 04/30/33 (Call 01/30/33)(b)	7,697	6,712,477
9.50%, 05/31/25 (Call 05/31/23)	11,962	12,215,164
ZF North America Capital Inc.
4.75%, 04/29/25(a)	18,527	17,968,329
6.88%, 04/14/28 (Call 03/14/28)(a)(b)	10,335	10,378,407
Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	$10,614	$10,660,436
		255,609,231
Banks — 1.0%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	11,165	9,268,540
7.63%, 05/01/26 (Call 05/01/24)(a)(b)	10,858	9,485,482
8.13%, 11/15/24 (Call 07/03/23)(a)	7,356	7,188,651
8.25%, 04/15/25 (Call 07/03/23)(a)(b)	9,557	9,120,563
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)(c)	12,529	9,486,985
5.02%, 06/26/24(a)(b)	28,258	27,430,052
5.71%, 01/15/26(a)(b)	25,718	24,669,863
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(c)	25,473	21,632,609
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(c)	15,442	13,956,200
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	20,884	19,793,492
		152,032,437
Building Materials — 1.3%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	22,195	19,059,956
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	9,720	8,997,412
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,727	11,562,089
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)(b)	12,065	11,401,365
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 12/15/26)(a)	28,875	28,644,000
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)(b)	11,998	11,015,084
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 07/03/23)(a)(b)	6,594	6,364,727
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	6,629	5,758,944
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	18,945	17,603,126
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	18,899	14,776,656
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	27,008	22,795,292
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	16,560	15,083,510
5.00%, 02/15/27 (Call 02/15/24)(a)	14,389	13,509,976
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	12,012	11,273,262
		197,845,399
Chemicals — 1.9%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	14,045	10,603,975
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,803	4,708,686
Avient Corp.
5.75%, 05/15/25 (Call 07/03/23)(a)(b)	9,105	9,064,027
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	12,234	12,353,159
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	11,929	10,180,656
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	8,465	8,017,413
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,073	8,925,650
5.38%, 05/15/27 (Call 02/15/27)(b)	8,797	8,106,336
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	13,542	11,916,960

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	$12,226	$11,382,662
5.25%, 12/15/29 (Call 09/15/29)	11,928	10,852,094
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,728	7,153,234
4.88%, 06/01/24 (Call 03/03/24)(a)	15,523	15,196,525
5.00%, 05/01/25 (Call 01/31/25)(a)	9,000	8,775,405
5.25%, 06/01/27 (Call 03/03/27)(a)	17,771	16,038,327
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,897	8,093,490
5.13%, 09/15/27 (Call 03/15/24)	8,762	8,295,277
5.63%, 08/01/29 (Call 08/01/24)(b)	11,955	11,452,292
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	12,350	9,897,153
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,010	4,462,425
9.75%, 11/15/28 (Call 06/01/25)(a)	13,300	13,216,875
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	19,393	17,143,315
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	12,105	10,034,137
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	18,310	14,853,987
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	8,692	7,129,352
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	5,437	5,370,125
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	12,445	11,511,003
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	19,807	16,405,148
		291,139,688
Commercial Services — 4.3%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	17,634	15,297,495
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	9,792	8,785,187
Albion Financing 2Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	7,461	6,470,086
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	16,385	12,124,900
6.63%, 07/15/26 (Call 07/15/23)(a)	33,425	31,517,769
9.75%, 07/15/27 (Call 07/15/23)(a)(b)	18,021	15,678,270
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	20,561	17,044,863
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	12,801	10,604,519
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	13,192	11,276,522
6.75%, 02/15/27 (Call 07/03/23)(a)(b)	9,903	9,754,455
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,604	7,671,326
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	10,181	9,126,842
5.75%, 07/15/27 (Call 07/15/23)(a)(b)	5,528	5,210,332
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	17,325	15,596,204
3.50%, 06/01/31 (Call 03/01/31)(b)	17,170	14,017,937
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)(b)	10,201	9,512,432
5.50%, 07/15/25 (Call 06/18/23)(a)(b)	6,417	6,312,724
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/24)(a)(b)	9,462	8,619,729
6.00%, 06/01/29 (Call 06/01/24)(a)	8,333	6,633,204
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	6,482	6,478,010
9.50%, 11/01/27 (Call 11/01/23)(a)	9,652	9,058,402
Security	Par (000)	Value

Commercial Services (continued)
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	$9,992	$8,892,880
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	12,624	11,083,872
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	13,911	13,097,206
Grand Canyon University
4.13%, 10/01/24	8,989	8,494,605
5.13%, 10/01/28 (Call 08/01/28)	6,607	6,007,349
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)(b)	21,660	20,571,368
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	8,279	7,382,633
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	17,439	14,002,471
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	17,350	13,859,237
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	19,050	13,620,750
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)(b)	44,611	40,819,065
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)(b)	7,857	7,826,835
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,318	15,203,992
5.25%, 04/15/24(a)	706	699,152
5.75%, 04/15/26(a)(b)	23,200	22,684,215
6.25%, 01/15/28 (Call 07/03/23)(a)(b)	22,143	20,309,117
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 07/03/23)(a)(b)	12,868	10,923,726
9.25%, 04/15/25 (Call 03/16/25)(a)	11,881	11,346,355
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	8,928	6,862,954
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	14,256	11,868,120
4.00%, 05/15/31 (Call 05/15/26)(b)	13,364	11,409,515
4.63%, 12/15/27 (Call 12/15/23)(b)	9,335	8,825,988
5.13%, 06/01/29 (Call 06/01/24)(b)	12,894	12,249,300
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)(b)	12,941	11,258,670
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	12,660	10,605,915
3.88%, 11/15/27 (Call 06/12/23)(b)	12,564	11,624,338
3.88%, 02/15/31 (Call 08/15/25)(b)	17,793	15,284,899
4.00%, 07/15/30 (Call 07/15/25)(b)	11,661	10,213,199
4.88%, 01/15/28 (Call 06/12/23)(b)	28,778	27,428,312
5.25%, 01/15/30 (Call 01/15/25)(b)	12,821	12,151,872
5.50%, 05/15/27 (Call 05/15/24)(b)	6,882	6,795,975
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	17,817	17,848,180
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)(b)	8,172	7,474,315
		665,517,588
Computers — 1.5%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	34,569	29,085,492
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 06/16/23)(a)(b)	7,929	2,140,830
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	10,718	9,401,312
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	21,182	18,457,874
5.25%, 10/01/30 (Call 10/01/25)(a)	7,926	6,762,146
5.75%, 09/01/27 (Call 09/01/23)(a)(b)	7,232	7,199,745
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	8,912	8,840,437

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/24)(a)(b)	$9,187	$8,589,845
8.25%, 02/01/28 (Call 02/01/24)(a)(b)	9,100	8,372,000
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	8,408	7,245,720
4.75%, 01/01/25(b)	8,382	8,193,978
4.88%, 03/01/24 (Call 01/01/24)	614	613,141
4.88%, 06/01/27 (Call 03/01/27)(b)	8,393	8,057,280
8.25%, 12/15/29 (Call 05/30/26)(a)	6,637	6,810,703
8.50%, 07/15/31 (Call 07/15/26)(a)	8,155	8,348,681
9.63%, 12/01/32 (Call 12/01/27)(a)(b)	13,251	14,465,032
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	21,753	22,676,858
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	8,755	7,002,331
3.10%, 02/01/32 (Call 11/01/31)(b)	8,361	6,248,963
4.75%, 02/15/26 (Call 11/15/25)	39,691	37,876,665
		226,389,033
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 07/03/23)(a)(b)	15,448	14,804,436
6.50%, 04/15/26 (Call 04/15/24)(a)(b)	7,935	7,796,137
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	8,637	7,929,846
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	8,585	7,404,563
5.50%, 06/01/28 (Call 06/01/23)(a)	13,106	12,213,154
		50,148,136
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	6,694	5,704,125
4.00%, 01/15/28 (Call 01/15/24)(a)	12,502	11,356,634
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	21,978	18,853,168
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	9,436	9,507,808
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	12,957	13,507,673
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	9,458	480,781
9.00%, 11/15/26 (Call 11/15/23)(a)(b)	13,501	1,291,033
		60,701,222
Diversified Financial Services — 3.3%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(c)	12,733	11,905,355
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	8,363	7,719,041
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	8,445	8,533,013
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)(b)	18,126	17,591,283
6.70%, 02/14/33 (Call 11/16/32)(b)	8,240	7,243,690
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	14,987	9,469,723
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	14,737	8,597,197
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	11,467	4,401,656
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(a)	4,150	4,129,250
7.75%, 06/15/26 (Call 11/15/25)(a)	3,885	3,885,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	17,331	14,103,448
Security	Par (000)	Value

Diversified Financial Services (continued)
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	$8,633	$5,589,868
6.50%, 11/01/25 (Call 11/01/23)(a)(b)	8,340	6,619,875
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	613	538,582
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	748	649,384
4.63%, 11/15/27 (Call 07/03/23)(a)(b)	941	871,573
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	6,305	4,951,114
6.50%, 05/01/28 (Call 05/01/24)(a)	16,843	14,818,135
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	10,515	8,475,405
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	15,108	13,066,060
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	10,115	8,262,295
6.00%, 01/15/27 (Call 01/15/24)(a)	10,123	9,226,904
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,967	7,442,610
5.00%, 03/15/27 (Call 09/15/26)(b)	12,152	10,551,825
5.50%, 03/15/29 (Call 06/15/28)(b)	13,153	10,884,108
5.88%, 10/25/24	8,442	8,234,556
6.75%, 06/25/25	8,937	8,676,925
6.75%, 06/15/26(b)	7,871	7,324,910
9.38%, 07/25/30 (Call 10/25/29)	8,160	7,831,968
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	8,880	7,925,400
6.88%, 08/15/28 (Call 08/15/23)(a)	35,829	29,716,573
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	12,783	10,641,848
3.88%, 09/15/28 (Call 09/15/24)(b)	10,701	8,413,661
4.00%, 09/15/30 (Call 09/15/25)(b)	14,105	10,415,661
5.38%, 11/15/29 (Call 05/15/29)(b)	12,728	10,394,130
6.63%, 01/15/28 (Call 07/15/27)(b)	13,650	12,390,456
6.88%, 03/15/25(b)	20,983	20,222,366
7.13%, 03/15/26(b)	27,915	26,697,906
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	11,165	8,991,202
5.38%, 10/15/25 (Call 07/03/23)(a)	10,786	10,004,608
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	8,608	6,919,833
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	6,697	5,926,845
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	19,171	16,750,661
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	11,684	9,640,556
3.88%, 03/01/31 (Call 03/01/26)(a)	21,554	16,973,775
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	14,290	10,762,156
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	8,620	7,392,088
4.20%, 10/29/25 (Call 09/29/25)(b)	8,609	7,859,328
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	12,986	11,543,645
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	13,576	12,674,011
5.50%, 04/15/29 (Call 03/30/24)(a)	11,212	9,379,699
5.75%, 06/15/27 (Call 06/15/24)(a)	8,487	7,621,071
		510,852,232
Electric — 2.6%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	15,154	12,344,448
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	21,968	19,990,880
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	11,636	9,807,875
5.00%, 02/01/31 (Call 02/01/26)(a)	14,729	11,884,462
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	24,005	21,534,885

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 06/01/26 (Call 06/01/23)(a)(b)	$7,305	$7,086,946
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,037	13,472,952
4.75%, 03/15/28 (Call 03/15/24)(a)(b)	14,959	13,914,956
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	7,142	6,834,451
4.35%, 04/15/29 (Call 01/15/29)(b)	6,779	6,037,749
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(b)(c)	8,498	8,695,844
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(c)	20,726	19,896,960
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	10,464	8,878,264
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	8,220	6,691,633
Series B, 4.15%, 07/15/27 (Call 04/15/27)	25,947	24,811,689
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,616	7,991,597
4.25%, 07/15/24 (Call 04/15/24)(a)	8,267	8,122,327
4.25%, 09/15/24 (Call 07/15/24)(a)	243	233,424
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,610	8,962,517
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,553	7,058,192
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	17,353	13,690,129
3.88%, 02/15/32 (Call 02/15/27)(a)	19,335	14,912,119
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	12,487	11,274,138
5.75%, 01/15/28 (Call 06/16/23)(b)	13,910	13,225,628
PG&E Corp.
5.00%, 07/01/28 (Call 07/03/23)(b)	17,250	15,920,197
5.25%, 07/01/30 (Call 07/01/25)(b)	16,764	15,072,680
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	15,095	15,363,691
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	21,874	19,048,724
5.00%, 07/31/27 (Call 07/31/23)(a)(b)	22,198	20,765,119
5.50%, 09/01/26 (Call 06/12/23)(a)(b)	17,097	16,584,540
5.63%, 02/15/27 (Call 06/12/23)(a)(b)	22,779	21,825,129
		401,934,145
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	14,206	12,163,888
4.75%, 06/15/28 (Call 07/03/23)(a)	10,373	9,248,640
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)(b)	22,029	22,194,218
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	22,338	22,853,784
		66,460,530
Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	34,397	29,648,738
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	17,213	15,341,086
5.00%, 10/01/25(a)	12,088	11,876,460
5.63%, 11/01/24(a)(b)	6,105	6,108,053
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	7,471	7,228,003
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,577	10,659,008
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	7,071	6,330,137
		87,191,485
Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$12,403	$11,147,196
5.00%, 01/31/28 (Call 07/31/27)(a)	12,409	11,643,778
		22,790,974
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(a)(b)	11,982	11,023,440

Entertainment — 3.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	16,358	11,471,047
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	20,633	17,788,122
6.25%, 07/01/25 (Call 07/01/23)(a)	54,206	54,070,485
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	34,437	34,550,831
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	30,506	31,096,901
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(b)	14,447	14,546,395
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	20,979	19,667,917
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	8,059	7,415,704
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)(b)	9,807	9,354,770
5.50%, 05/01/25 (Call 05/01/24)(a)	13,911	13,802,320
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,936	11,035,472
5.50%, 04/01/27 (Call 04/01/24)(a)	10,679	10,299,362
6.75%, 05/01/31(a)(b)	10,668	10,521,315
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,480	10,959,402
5.88%, 03/15/26 (Call 03/15/24)(a)(b)	7,010	6,659,500
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/24)(a)(b)	13,231	12,569,851
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	12,919	12,223,958
6.25%, 01/15/27 (Call 07/15/26)(a)	12,949	12,923,620
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	7,827	7,866,973
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,963	8,089,108
4.75%, 10/15/27 (Call 10/15/23)(a)(b)	16,702	15,470,227
4.88%, 11/01/24 (Call 07/03/23)(a)(b)	7,905	7,766,663
6.50%, 05/15/27 (Call 07/03/23)(a)	20,614	20,665,535
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 06/16/23)(a)(b)	1,743	1,726,659
8.00%, 02/01/26 (Call 02/01/24)(a)(b)	20,399	17,976,619
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	6,570	6,348,263
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	12,939	9,186,690
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	12,654	8,674,709
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	15,175	12,247,591
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/24)(a)(b)	12,033	11,882,587
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,554	8,500,538
8.63%, 07/01/25 (Call 07/01/23)(a)	8,234	8,422,528
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	9,166	8,673,328
7.25%, 05/15/31 (Call 05/03/26)(a)	14,055	13,511,833
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)	103	103,976

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	$13,952	$11,248,800
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	9,578	8,237,080
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	9,582	8,184,082
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	13,173	11,728,581
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	10,398	10,391,501
		517,860,843
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)(b)	8,977	8,584,077
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	8,538	8,559,345
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,371	10,769,960
5.00%, 09/01/30 (Call 09/01/25)(b)	6,528	5,617,140
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	12,618	11,256,964
3.75%, 08/01/25 (Call 08/01/23)(a)(b)	12,897	12,268,060
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	11,849	10,575,232
4.25%, 06/01/25 (Call 06/01/23)(a)	8,278	7,947,873
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	9,097	8,050,845
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,272	11,144,434
5.13%, 12/15/26 (Call 07/04/23)(a)(b)	8,385	8,082,155
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	11,290	9,750,357
5.88%, 06/30/29 (Call 06/30/24)(a)	17,002	12,986,332
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	8,794	7,757,041
5.38%, 07/15/24 (Call 06/07/23)(a)(b)	10,682	10,548,475
		143,898,290
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)(b)	12,771	11,829,139
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	23,322	20,290,140
4.63%, 01/15/27 (Call 01/15/24)(a)	23,275	22,132,430
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	17,038	15,755,039
5.88%, 02/15/28 (Call 08/15/23)(a)(b)	12,944	12,642,793
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	12,827	12,775,646
7.50%, 03/15/26 (Call 03/15/24)(a)	8,320	8,520,179
B&G Foods Inc.
5.25%, 04/01/25 (Call 07/03/23)	15,773	14,866,052
5.25%, 09/15/27 (Call 07/03/23)(b)	9,191	7,815,659
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	16,626	14,791,196
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	12,223	10,850,096
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	8,861	8,550,865
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	17,267	15,259,711
5.50%, 10/15/27 (Call 10/15/23)(a)(b)	18,266	17,565,804
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	15,696	12,542,674
4.25%, 04/15/31 (Call 04/15/26)	16,938	14,475,266
5.88%, 09/30/27 (Call 09/30/23)(a)(b)	14,706	14,410,167
6.25%, 07/01/33	17,175	16,717,343
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	19,787	16,720,015
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	25,979	22,699,151
5.50%, 12/15/29 (Call 12/15/24)(a)	21,211	19,726,230
Security	Par (000)	Value

Food (continued)
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	$16,731	$16,107,124
5.75%, 03/01/27 (Call 03/01/24)(a)(b)	8,305	8,143,440
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	8,885	7,980,805
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	15,704	14,340,965
6.25%, 04/15/25 (Call 04/15/24)(a)	15,733	15,698,829
		373,206,758
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 07/03/23)(a)(b)	10,631	10,364,326
5.00%, 02/01/28 (Call 02/01/24)(a)(b)	19,789	18,702,584
6.38%, 05/01/25 (Call 05/01/24)(a)	26,835	26,681,313
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	7,220	6,145,649
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,494	7,729,715
		69,623,587
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	15,037	11,879,230

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)(b)	6,750	6,750,000
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	12,283	11,822,387
5.75%, 05/20/27 (Call 02/20/27)	8,724	7,906,125
5.88%, 08/20/26 (Call 05/20/26)	11,485	10,676,408
		37,154,920
Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	13,849	12,095,291
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	26,255	24,321,057
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	15,791	13,821,862
4.63%, 02/01/28 (Call 02/01/24)(a)	6,760	6,407,917
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	73,327	63,240,688
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	42,238	36,377,477
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	9,760	8,997,449
4.63%, 11/15/27 (Call 11/15/23)(b)	8,381	7,932,617
		173,194,358
Health Care - Services — 4.3%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	8,234	6,701,323
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	9,477	7,701,058
5.00%, 07/15/27 (Call 07/15/23)(a)(b)	7,349	6,711,315
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	8,403	7,365,230
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	8,436	7,262,036
4.25%, 05/01/28 (Call 05/01/24)(a)	8,827	8,021,536
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	18,002	12,935,877
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	26,229	19,704,536
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	32,828	28,086,324
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	15,906	12,840,914
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	19,901	10,772,795
6.88%, 04/01/28 (Call 04/01/24)(a)(b)	13,040	7,289,064
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	23,547	13,241,891
8.00%, 03/15/26 (Call 03/15/24)(a)(b)	36,308	33,832,793

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
8.00%, 12/15/27 (Call 12/15/23)(a)(b)	$12,244	$11,387,287
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	25,888	20,540,445
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	47,174	40,430,675
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)(b)	13,734	12,647,091
4.63%, 04/01/31 (Call 03/30/26)	6,612	5,770,094
4.75%, 02/01/30 (Call 02/01/25)(b)	13,316	12,179,080
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)(b)	17,482	16,999,537
5.00%, 05/15/27 (Call 05/15/24)(a)(b)	18,780	18,116,459
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 07/03/23)(a)(b)	10,520	7,925,663
6.75%, 04/15/25 (Call 04/15/24)(a)(b)	10,302	9,151,452
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	7,220	3,529,423
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	9,261	7,049,936
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)(b)	9,243	8,576,056
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	10,838	9,310,036
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	12,856	10,690,264
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	13,043	11,973,474
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/24)(a)(b)	10,463	2,823,920
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(b)	24,374	18,250,033
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)(b)	14,141	9,441,946
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)(b)	21,686	21,116,742
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	24,008	21,555,343
4.38%, 01/15/30 (Call 12/01/24)	24,617	21,939,901
4.63%, 07/15/24 (Call 06/01/23)	10,798	10,791,602
4.63%, 06/15/28 (Call 06/15/23)(b)	10,239	9,494,844
4.88%, 01/01/26 (Call 03/01/24)(b)	35,011	33,902,538
5.13%, 11/01/27 (Call 11/01/23)(b)	25,454	24,318,818
6.13%, 10/01/28 (Call 10/01/23)(b)	42,768	40,535,510
6.13%, 06/15/30 (Call 06/15/25)(a)(b)	34,584	33,354,539
6.25%, 02/01/27 (Call 02/01/24)(b)	23,831	23,453,119
6.75%, 05/15/31 (Call 05/16/26)(a)	8,740	8,731,347
		668,453,866
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	17,479	15,350,233
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	13,220	10,113,300
4.75%, 09/15/24 (Call 06/15/24)(b)	18,522	17,341,222
5.25%, 05/15/27 (Call 11/15/26)	24,509	20,232,179
6.25%, 05/15/26 (Call 07/03/23)(b)	21,284	18,623,500
6.38%, 12/15/25 (Call 07/03/23)	13,200	11,917,714
		93,578,148
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)(b)	7,172	5,951,326
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,427	6,394,913
6.25%, 09/15/27 (Call 07/04/23)(a)	10,457	9,415,169
Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	$9,016	$7,731,220
6.75%, 06/01/27 (Call 06/01/23)(b)	8,841	8,834,811
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,360	8,876,137
5.25%, 12/15/27 (Call 12/15/23)(a)(b)	8,595	7,921,582
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	7,665	6,726,038
6.00%, 06/01/25 (Call 03/01/25)	6,163	6,179,646
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,843	8,223,990
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	7,860	7,624,200
5.88%, 06/15/27 (Call 03/15/27)(a)	8,734	8,530,934
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	7,182	7,090,860
		99,500,826
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	13,696	10,933,765
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	14,138	12,038,931
		22,972,696
Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	8,531	7,158,042
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,846	5,644,732
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	8,304	7,598,160
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	9,026	7,739,795
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	8,676	7,086,644
5.75%, 07/15/25 (Call 07/15/23)(b)	6,363	6,331,185
		41,558,558
Housewares — 0.5%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	34,595	32,043,619
4.88%, 06/01/25 (Call 05/01/25)	9,048	8,618,220
6.38%, 09/15/27 (Call 06/15/27)(b)	8,871	8,437,119
6.63%, 09/15/29 (Call 06/15/29)(b)	8,439	7,964,306
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	7,923	6,290,307
4.38%, 02/01/32 (Call 08/01/26)(b)	6,709	5,372,366
4.50%, 10/15/29 (Call 10/15/24)(b)	7,468	6,354,895
		75,080,832
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,847	9,125,581
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	8,024	6,703,624
7.00%, 11/15/25 (Call 07/03/23)(a)(b)	15,880	15,046,300
10.13%, 08/01/26 (Call 08/01/23)(a)(b)	7,077	7,161,924
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	12,911	11,600,275
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	8,151	7,001,061
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	23,056	21,513,680
6.75%, 04/15/28 (Call 04/15/25)(a)	21,072	20,545,200
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	9,172	7,916,040
7.00%, 08/15/25 (Call 07/03/23)(a)	9,331	9,166,774

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(b)(c)	$8,053	$5,939,088
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(c)	12,979	10,091,173
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/24)(a)(b)	9,461	9,204,286
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	9,187	8,228,913
7.00%, 05/01/26 (Call 06/12/23)(a)	28,547	28,118,795
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(b)(c)	7,732	5,976,032
4.30%, 02/01/61 (Call 02/03/26)(a)	12,457	7,486,906
		190,825,652
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	16,670	14,125,520
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	8,352	7,203,600
Gen Digital Inc., 5.00%, 04/15/25 (Call 06/12/23)(a)	18,423	17,981,522
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	14,313	12,394,163
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	10,301	9,870,470
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,671	7,056,026
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	8,078	6,847,553
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,567	7,817,388
5.00%, 12/15/27 (Call 12/15/23)(a)(b)	7,911	7,457,883
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	15,954	15,935,812
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	10,455	10,436,460
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)	8,821	5,072,075
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(d)	12,037	9,087,935
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(d)	16,360	10,507,374
10.25%, 11/30/24(a)(b)	14,752	14,762,757
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	26,443	24,129,238
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	8,481	8,482,258
7.50%, 05/15/25 (Call 05/15/24)(a)	16,343	16,549,412
7.50%, 09/15/27 (Call 07/03/23)(a)(b)	18,054	18,510,044
8.00%, 11/01/26 (Call 11/01/23)(a)	21,604	22,036,080
		246,263,570
Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 07/03/23)(b)	9,810	9,466,650
6.75%, 03/15/26 (Call 03/15/24)(a)(b)	11,593	11,723,421
6.75%, 04/15/30 (Call 04/15/26)(a)	13,291	12,555,343
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	11,098	11,123,192
8.13%, 05/01/27 (Call 07/03/23)(a)(b)	12,074	12,075,811
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	10,674	10,714,028
		67,658,445
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	35,556	38,475,069
Security	Par (000)	Value

Leisure Time (continued)
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)(b)	$16,198	$15,766,053
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	7,883	7,775,137
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)(b)	10,133	9,691,100
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	24,937	22,692,670
5.88%, 02/15/27 (Call 02/15/24)(a)(b)	17,226	16,407,162
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	10,140	9,107,780
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	10,639	10,996,051
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,718	7,432,095
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(b)	12,980	11,442,519
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,469	7,505,651
13.00%, 05/15/25 (Call 06/16/23)(a)	12,912	13,551,357
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	11,222	10,140,901
		180,983,545
Lodging — 3.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(b)	16,308	15,411,060
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	14,845	13,200,132
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	24,456	20,181,825
3.75%, 05/01/29 (Call 05/01/24)(a)	14,050	12,410,389
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	18,404	15,866,701
4.88%, 01/15/30 (Call 01/15/25)(b)	16,609	15,438,758
5.38%, 05/01/25 (Call 05/01/24)(a)(b)	5,048	5,016,450
5.75%, 05/01/28 (Call 05/01/24)(a)(b)	8,868	8,757,069
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	8,743	7,414,246
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,671	13,035,183
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	8,792	8,525,653
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	8,882	8,293,567
3.20%, 08/08/24 (Call 07/08/24)	25,803	24,873,060
3.50%, 08/18/26 (Call 06/18/26)	17,250	15,949,512
3.90%, 08/08/29 (Call 05/08/29)(b)	13,009	11,512,965
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(b)	16,188	15,094,588
5.25%, 04/26/26 (Call 04/26/24)(a)	8,183	7,439,029
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	19,099	15,308,578
5.63%, 07/17/27 (Call 07/17/23)(a)(b)	10,783	9,448,604
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	13,380	11,278,322
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	12,883	11,449,766
5.25%, 06/18/25 (Call 06/12/23)(a)(b)	8,927	8,497,882
5.38%, 05/15/24 (Call 06/12/23)(a)(b)	7,733	7,593,722
5.88%, 05/15/26 (Call 05/15/24)(a)(b)	12,155	11,502,580
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,928	6,547,501
4.75%, 10/15/28 (Call 07/15/28)(b)	12,841	11,702,003
5.50%, 04/15/27 (Call 01/15/27)(b)	11,785	11,285,058
5.75%, 06/15/25 (Call 03/15/25)(b)	12,274	12,175,526
6.75%, 05/01/25 (Call 05/01/24)(b)	11,177	11,224,796
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/24)(a)(b)	12,351	11,054,145
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	8,506	7,068,577
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	18,986	13,764,850

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.00%, 07/15/25 (Call 07/15/23)(a)(b)	$8,639	$7,833,910
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	8,465	6,941,300
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	11,573	9,822,584
6.00%, 04/01/27 (Call 01/01/27)	6,788	6,544,650
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	11,575	11,436,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,340	14,419,600
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	30,796	30,142,232
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 06/12/23)(a)(b)	9,402	9,060,132
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	17,056	13,811,949
5.50%, 01/15/26 (Call 06/15/23)(a)(b)	17,424	15,940,718
5.50%, 10/01/27 (Call 10/01/23)(a)(b)	13,196	11,365,055
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	22,735	19,125,819
		534,766,146
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	25,719	25,977,990
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	8,856	9,262,136
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 07/03/23)(a)(b)	10,982	9,828,890
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	6,653	5,831,105
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	27,148	24,906,208
		75,806,329
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	7,855	7,083,392
12.25%, 11/15/26 (Call 11/15/23)(a)(b)	13,065	12,019,800
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)	5,388	5,341,987
		24,445,179
Media — 10.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/24)(a)(b)	20,393	15,950,819
5.75%, 08/15/29 (Call 08/15/24)(a)	35,007	26,889,752
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	17,271	9,725,732
4.75%, 08/01/25 (Call 08/01/23)(b)	14,314	12,649,997
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/24)(a)	4,301	150,535
6.75%, 03/31/29 (Call 03/31/24)(a)	5,498	175,249
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	49,455	39,648,568
4.25%, 01/15/34 (Call 01/15/28)(a)	33,613	24,870,259
4.50%, 08/15/30 (Call 02/15/25)(a)	46,058	37,912,440
4.50%, 05/01/32 (Call 05/01/26)(b)	48,068	37,493,040
4.50%, 06/01/33 (Call 06/01/27)(a)	28,743	21,898,214
4.75%, 03/01/30 (Call 09/01/24)(a)	50,719	42,603,960
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	20,320	16,223,488
5.00%, 02/01/28 (Call 08/01/23)(a)	40,074	36,431,858
5.13%, 05/01/27 (Call 05/01/24)(a)	52,995	49,025,897
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	24,352	21,872,830
5.50%, 05/01/26 (Call 05/01/24)(a)	11,798	11,535,822
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	23,163	21,605,983
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	18,648	17,832,150
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	17,246	11,792,297
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	19,242	13,361,991
Security	Par (000)	Value

Media (continued)
4.50%, 11/15/31 (Call 11/15/26)(a)	$26,325	$18,295,875
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	37,042	15,680,156
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,514	3,271,596
5.25%, 06/01/24(b)	11,555	10,717,262
5.38%, 02/01/28 (Call 02/01/24)(a)(b)	17,416	13,662,852
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	22,506	18,375,699
5.75%, 01/15/30 (Call 01/15/25)(a)	37,247	16,388,680
6.50%, 02/01/29 (Call 02/01/24)(a)	30,076	23,576,877
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	17,894	9,662,760
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	17,354	16,393,977
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	63,987	56,315,247
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	45,558	35,990,820
5.75%, 12/01/28 (Call 12/01/27)(a)	42,265	30,651,846
5.88%, 11/15/24	33,884	28,928,465
7.38%, 07/01/28 (Call 07/01/23)(b)	15,593	7,985,108
7.75%, 07/01/26(b)	32,126	18,311,820
5.13%, 06/01/29	23,424	10,647,848
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	58,765	56,148,195
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	22,804	14,516,171
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,914	8,800,605
5.88%, 07/15/26 (Call 07/15/23)(a)(b)	12,615	10,848,900
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	13,166	10,871,561
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,980	6,246,600
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	13,159	9,238,030
6.38%, 05/01/26 (Call 05/01/24)	14,181	10,797,712
8.38%, 05/01/27 (Call 05/01/24)(b)	18,536	10,426,742
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	14,442	11,914,650
6.75%, 10/15/27 (Call 10/15/23)(a)(b)	20,246	18,778,165
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	15,310	13,051,775
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	12,738	10,683,270
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	16,697	14,590,047
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,933	8,144,522
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,655	14,031,837
5.63%, 07/15/27 (Call 07/15/23)(a)	31,331	28,746,192
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(c)	10,875	8,074,688
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(c)	17,009	13,617,916
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,592	12,005,840
6.50%, 09/15/28 (Call 09/15/23)(a)	15,835	7,937,294
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)(b)	9,061	6,967,413
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	7,528	5,809,499
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	13,520	8,821,800
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	8,260	4,722,449
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	17,536	15,471,106

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	$25,779	$19,082,423
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	34,656	29,029,817
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	26,205	20,391,159
5.00%, 08/01/27 (Call 08/01/23)(a)(b)	25,645	23,234,852
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	21,443	18,779,378
TEGNA Inc.
4.63%, 03/15/28 (Call 07/03/23)(b)	14,879	13,016,026
4.75%, 03/15/26 (Call 03/15/24)(a)	8,338	7,965,396
5.00%, 09/15/29 (Call 09/15/24)(b)	17,931	15,375,832
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/23)(a)	15,400	14,354,083
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,903	15,033,865
5.13%, 02/15/25 (Call 06/12/23)(a)	25,193	24,323,338
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	25,874	24,506,559
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	15,676	14,557,596
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	21,378	17,910,168
UPC Holding BV, 5.50%, 01/15/28 (Call 06/12/23)(a)(b)	7,924	6,953,310
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,740	7,518,935
5.13%, 04/15/27 (Call 04/15/24)(a)	11,332	10,935,380
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	7,111	7,021,899
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	16,270	12,853,300
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	16,176	13,422,288
5.50%, 05/15/29 (Call 05/15/24)(a)	25,016	22,451,860
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	8,739	7,582,930
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	26,388	20,983,210
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	8,190	6,253,407
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	11,177	10,296,392
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	17,186	14,310,217
		1,543,914,368
Mining — 1.0%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/24)(a)	10,668	10,749,674
6.13%, 02/15/28 (Call 07/03/23)(a)(b)	12,313	12,429,974
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	8,870	7,637,780
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	25,547	21,587,215
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,798	9,236,146
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	5,610	5,602,448
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,841	11,145,341
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	13,484	12,700,523
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,674	6,815,596
4.63%, 03/01/28 (Call 03/01/24)(a)(b)	8,656	7,574,000
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	12,822	11,580,670
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	12,863	10,572,100
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	27,501	24,407,137
		152,038,604
Security	Par (000)	Value

Office & Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	$13,394	$12,542,141
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	13,281	11,310,764
		23,852,905
Oil & Gas — 5.7%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	10,428	9,587,503
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	6,933	7,029,993
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	10,421	9,320,282
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,538	5,746,629
7.00%, 11/01/26 (Call 11/01/23)(a)(b)	10,007	9,611,423
8.25%, 12/31/28 (Call 02/01/24)(a)	8,950	8,636,750
Baytex Energy Corp.
8.50%, 04/30/30(a)	13,455	13,158,990
8.75%, 04/01/27 (Call 07/04/23)(a)(b)	8,485	8,583,992
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	10,222	9,429,795
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	11,664	11,355,737
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,271	8,529,211
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/24)(a)	8,539	8,278,646
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	8,645	8,115,494
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	16,116	15,773,777
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	21,581	21,621,464
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	11,036	10,650,056
7.00%, 06/15/25 (Call 06/15/23)(a)	19,463	19,096,718
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	9,149	8,432,084
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,577	8,268,571
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	12,022	11,255,597
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	16,501	13,689,937
6.75%, 03/01/29 (Call 03/01/24)(a)	21,168	18,363,240
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)(b)	6,821	6,592,838
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	7,122	6,659,070
5.63%, 10/15/25 (Call 10/15/23)(a)(b)	19,922	19,523,560
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/24)(a)(b)	10,709	10,162,841
5.75%, 02/15/28 (Call 02/15/24)(a)	7,147	6,003,480
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)(b)	16,836	16,718,653
Energean Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	10,034	9,250,764
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	10,246	9,144,555
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	10,275	8,957,392
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	9,726	8,830,041
6.00%, 04/15/30 (Call 04/15/25)(a)	7,891	7,143,604
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	10,447	9,295,741
6.25%, 11/01/28 (Call 11/01/23)(a)	9,802	9,144,482
6.25%, 04/15/32 (Call 04/15/27)(a)(b)	8,757	7,808,179
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 07/03/23)(a)(b)	11,855	11,054,166

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)(b)	$8,230	$8,161,074
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	9,545	9,279,005
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	9,571	9,106,025
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	8,366	7,731,522
Matador Resources Co.
5.88%, 09/15/26 (Call 06/16/23)(b)	11,434	11,056,596
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	8,405	8,333,726
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	10,101	9,537,263
7.13%, 02/01/27 (Call 02/01/24)(a)(b)	8,189	8,330,670
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	12,077	11,103,352
10.50%, 05/15/27 (Call 05/15/24)(a)(b)	8,848	8,442,467
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(b)	9,149	8,861,248
6.38%, 07/15/28 (Call 07/15/24)	7,891	7,764,181
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	7,975	7,595,789
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	12,458	11,704,540
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	9,955	9,121,269
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)	7,780	7,556,325
8.75%, 06/15/31 (Call 06/15/26)(a)	8,105	7,950,408
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	5,317	5,120,936
5.55%, 03/15/26 (Call 12/15/25)(b)	9,045	9,022,387
6.13%, 01/01/31 (Call 07/01/30)(b)	9,100	9,247,875
6.38%, 09/01/28 (Call 03/01/28)(b)	7,461	7,677,593
6.63%, 09/01/30 (Call 03/01/30)(b)	14,392	15,003,660
7.50%, 05/01/31(b)	5,295	5,751,974
8.50%, 07/15/27 (Call 01/15/27)(b)	6,877	7,532,859
8.88%, 07/15/30 (Call 01/15/30)	8,629	9,938,308
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	13,925	12,074,812
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	13,553	11,732,154
5.88%, 07/15/27 (Call 07/15/23)(a)(b)	8,606	8,281,500
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 07/03/23)	13,998	13,036,736
7.25%, 06/15/25 (Call 07/03/23)(b)	10,299	10,260,379
Puma International Financing SA
5.00%, 01/24/26 (Call 06/12/23)(a)	11,270	10,321,343
5.13%, 10/06/24 (Call 06/12/23)(a)	8,588	8,456,518
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	8,925	8,066,381
4.88%, 05/15/25 (Call 02/15/25)(b)	11,584	11,450,282
8.25%, 01/15/29 (Call 01/15/24)(b)	10,771	11,177,821
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	6,941	6,489,835
6.63%, 01/15/27 (Call 01/15/24)(b)	6,771	6,532,945
6.75%, 09/15/26 (Call 09/15/23)(b)	7,463	7,220,452
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	19,618	16,961,085
5.38%, 02/01/29 (Call 02/01/24)(b)	11,810	10,998,062
5.38%, 03/15/30 (Call 03/15/25)(b)	19,802	18,206,355
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	13,611	12,113,790
4.50%, 04/30/30 (Call 04/30/25)(b)	13,877	12,194,414
Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 03/15/28 (Call 03/15/24)	$7,357	$7,086,755
6.00%, 04/15/27 (Call 07/03/23)(b)	10,105	9,919,472
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(b)	9,749	9,030,011
8.00%, 02/01/27 (Call 02/01/24)(a)(b)	10,511	9,289,096
8.75%, 02/15/30 (Call 02/15/26)(a)	19,941	19,931,029
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	11,664	11,941,020
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/24)(a)(b)	7,152	7,031,234
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	8,792	8,869,018
		890,428,806
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 07/03/23)(a)	14,111	13,061,137
6.88%, 04/01/27 (Call 07/03/23)(a)(b)	8,355	8,031,244
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 07/03/23)	11,889	11,334,025
6.88%, 09/01/27 (Call 07/03/23)	12,562	11,808,280
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	3,939	3,899,610
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	27,365	27,493,616
		75,627,912
Packaging & Containers — 3.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	9,968	8,522,381
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	17,877	13,999,076
6.00%, 06/15/27 (Call 06/15/24)(a)	11,201	11,001,846
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(a)(b)	20,258	18,903,145
5.25%, 04/30/25 (Call 04/30/24)(a)	11,545	11,312,974
5.25%, 08/15/27 (Call 08/15/23)(a)(b)	30,782	25,835,025
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	22,403	18,552,484
3.13%, 09/15/31 (Call 06/15/31)(b)	14,628	12,054,933
4.88%, 03/15/26 (Call 12/15/25)(b)	12,242	11,973,358
5.25%, 07/01/25	15,698	15,585,711
6.00%, 06/15/29 (Call 05/15/26)	14,070	14,087,587
6.88%, 03/15/28 (Call 11/15/24)(b)	12,838	13,110,808
Berry Global Inc., 5.63%, 07/15/27 (Call 07/03/23)(a)(b)	7,020	6,932,297
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	6,898	6,512,143
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	19,102	16,537,556
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	8,769	8,369,572
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	6,733	6,417,426
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/24)(b)	15,273	14,860,629
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,179	6,534,371
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	5,916	5,192,215
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	8,668	7,812,035
6.75%, 07/15/26 (Call 07/15/23)(a)	11,546	11,074,237
8.25%, 11/01/29 (Call 11/01/24)(a)	7,808	6,322,632
10.50%, 07/15/27 (Call 07/15/23)(a)(b)	12,139	11,269,038

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	$47,135	$46,722,569
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	22,567	20,511,259
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	6,967	6,300,781
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/15/24)(a)(b)	11,358	11,343,803
7.25%, 05/15/31 (Call 05/15/26)(a)	6,956	7,086,425
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	17,366	15,298,057
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	8,953	7,791,796
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,760	7,099,707
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,154	6,637,267
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	5,984	5,938,701
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,354	6,319,342
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)	13,732	13,602,919
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)(b)	9,645	8,825,175
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	17,790	16,844,047
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	12,288	11,538,309
		474,633,636
Pharmaceuticals — 2.9%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	8,346	6,405,138
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	10,264	7,993,090
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/04/23)(a)(b)	9,964	5,226,492
9.25%, 04/01/26 (Call 04/01/24)(a)(b)	11,427	9,369,020
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	25,473	15,344,935
5.00%, 01/30/28 (Call 01/30/24)(a)(b)	6,611	2,937,247
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	7,000	3,083,646
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	11,942	5,077,738
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,754	3,295,450
5.50%, 11/01/25 (Call 07/04/23)(a)(b)	27,055	23,976,287
5.75%, 08/15/27 (Call 08/15/23)(a)	8,844	5,549,610
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	16,591	10,740,081
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	13,805	6,173,458
9.00%, 12/15/25 (Call 12/15/23)(a)(b)	14,773	12,729,639
11.00%, 09/30/28(a)(b)	29,152	22,009,760
14.00%, 10/15/30 (Call 10/15/25)(a)	3	1,871
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 07/03/23)(a)(b)	10,077	9,285,552
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	10,375	7,153,705
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	26,075	23,350,945
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/24)(a)(b)	8,444	6,549,378
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	10,999	8,134,677
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	36,266	32,186,075
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	34,701	29,409,097
Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	$8,738	$7,147,684
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	10,564	9,419,567
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	11,377	11,034,552
4.38%, 03/15/26 (Call 12/15/25)	12,580	11,966,725
4.40%, 06/15/30 (Call 03/15/30)	12,109	10,540,824
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	10,244	8,412,885
5.13%, 01/15/28 (Call 01/15/24)(a)(b)	6,883	6,571,698
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	55,723	49,572,295
4.75%, 05/09/27 (Call 02/09/27)(b)	16,948	15,598,456
5.13%, 05/09/29 (Call 02/09/29)(b)	17,237	15,488,134
6.00%, 04/15/24 (Call 01/15/24)	988	979,810
6.75%, 03/01/28 (Call 12/01/27)(b)	21,266	20,830,217
7.13%, 01/31/25 (Call 10/31/24)(b)	6,006	6,103,598
7.88%, 09/15/29 (Call 06/15/29)(b)	10,114	10,365,128
8.13%, 09/15/31 (Call 06/15/31)(b)	8,975	9,316,229
		449,330,693
Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	13,069	12,028,708
5.75%, 03/01/27 (Call 06/16/23)(a)(b)	11,502	10,946,568
5.75%, 01/15/28 (Call 01/15/24)(a)(b)	11,701	11,179,955
7.88%, 05/15/26 (Call 06/16/23)(a)	9,020	9,132,750
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	10,182	9,069,973
4.13%, 03/01/25 (Call 02/01/25)(a)	8,618	8,216,724
4.13%, 12/01/27 (Call 09/01/27)	7,135	6,280,219
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,735	7,691,168
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	23,009	20,558,236
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/24)(a)(b)	10,911	10,317,471
5.75%, 04/01/25 (Call 07/03/23)	8,483	8,321,022
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	12,375	11,462,344
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,735	10,529,049
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	7,802	7,821,505
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	18,626	16,171,279
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	17,397	14,644,546
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	8,425	7,993,050
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	8,373	8,065,878
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	17,615	17,504,906
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	6,382	6,174,893
4.85%, 07/15/26 (Call 04/15/26)(b)	8,721	8,449,341
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	8,095	7,447,787
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	13,467	11,778,365
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	18,853	16,176,440
5.50%, 07/15/28 (Call 04/15/28)	14,689	13,775,344
6.00%, 07/01/25 (Call 04/01/25)(a)	7,031	6,955,605
6.50%, 07/01/27 (Call 01/01/27)(a)	15,334	15,005,892
7.50%, 06/01/27 (Call 06/01/24)(a)	8,284	8,340,414
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	8,309	8,350,545

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)	$8,806	$8,606,336
7.75%, 02/01/28 (Call 02/01/24)(b)	12,113	11,601,468
8.00%, 01/15/27 (Call 01/15/24)	17,031	16,583,936
8.88%, 04/15/30 (Call 04/15/26)(b)	9,112	8,968,668
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	13,326	11,549,895
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	9,404	8,804,495
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	7,249	6,628,304
5.63%, 02/15/26 (Call 02/15/24)(a)	13,955	13,693,344
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	20,790	16,580,025
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	17,352	16,441,020
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 07/03/23)(a)	25,877	22,998,184
6.75%, 09/15/25 (Call 06/21/23)(a)	21,789	20,053,070
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 07/03/23)(a)	35,508	34,006,615
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,205	8,769,407
5.75%, 10/01/25 (Call 07/01/25)(b)	10,039	9,778,890
6.00%, 06/01/26 (Call 03/01/26)	8,641	8,366,216
6.38%, 10/01/30 (Call 04/01/30)(b)	10,261	9,876,213
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,428	6,068,053
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	9,185	8,220,575
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/23)(a)(f)	12,728	12,123,420
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)(b)	13,040	11,773,425
6.00%, 03/01/27 (Call 03/01/24)(a)(b)	7,375	6,914,063
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	12,432	10,768,971
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	8,887	7,586,388
7.50%, 10/01/25 (Call 10/01/23)(a)	10,817	10,830,521
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	21,893	17,921,457
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	17,728	17,574,442
3.88%, 08/15/29 (Call 02/15/29)(a)	21,299	18,528,562
4.13%, 08/15/31 (Call 02/15/31)(a)	21,390	18,455,292
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	34,295	34,458,930
8.38%, 06/01/31 (Call 06/01/26)(a)	34,330	34,493,754
Western Midstream Operating LP, 3.35%, 02/01/25 (Call 01/01/25)	818	780,511
		760,194,427
Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	11,006	8,999,826
4.38%, 02/01/31 (Call 02/01/26)(a)	10,359	8,237,270
5.38%, 08/01/28 (Call 08/01/23)(a)	12,795	11,377,235
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,513	7,499,873
4.75%, 02/01/30 (Call 09/01/24)	9,442	7,116,907
5.00%, 03/01/31 (Call 03/01/26)(b)	10,049	7,504,091
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	16,401	11,295,205
5.75%, 01/15/29 (Call 01/15/24)(a)	14,551	10,535,651
		72,566,058
Security	Par (000)	Value

Real Estate Investment Trusts — 3.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	$12,815	$10,241,235
5.75%, 05/15/26 (Call 06/12/23)(a)(b)	16,097	14,286,087
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	7,421	5,338,358
4.75%, 02/15/28 (Call 08/15/27)(b)	8,097	5,505,960
9.75%, 06/15/25 (Call 06/15/23)(b)	8,336	8,065,080
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	17,484	15,320,355
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	6,850	6,641,646
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	17,051	14,514,664
4.88%, 09/15/27 (Call 09/15/23)(a)(b)	16,899	15,784,734
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	17,382	15,455,172
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	8,395	7,696,186
5.25%, 03/15/28 (Call 06/12/23)(a)(b)	14,122	13,218,898
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	21,652	19,378,540
5.63%, 07/15/32 (Call 07/15/26)(a)	9,566	8,529,502
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	16,640	16,608,800
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	11,203	9,545,740
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	11,137	9,434,364
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,892	9,305,490
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	21,621	14,594,175
4.63%, 08/01/29 (Call 08/01/24)(b)	15,405	11,495,847
5.00%, 10/15/27 (Call 09/07/23)(b)	24,645	20,212,575
5.25%, 08/01/26 (Call 08/01/23)(b)	8,374	7,379,587
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	6,075	2,926,955
4.50%, 02/01/25 (Call 11/01/24)(b)	11,120	9,285,200
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	12,362	10,668,888
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	12,706	11,608,303
7.50%, 06/01/25 (Call 07/03/23)(a)	10,829	10,875,565
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	10,798	9,567,028
4.75%, 10/15/27 (Call 10/15/23)(b)	11,900	11,039,868
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/03/23)(a)(b)	8,806	8,032,723
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	8,506	7,124,548
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	25,969	21,888,722
3.88%, 02/15/27 (Call 02/15/24)(b)	25,618	23,616,466
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,746	5,164,625
4.35%, 10/01/24 (Call 09/01/24)	14,333	13,759,680
4.38%, 02/15/30 (Call 08/15/29)(b)	6,876	4,976,505
4.75%, 10/01/26 (Call 08/01/26)	7,776	6,638,877
4.95%, 02/15/27 (Call 08/15/26)(b)	6,760	5,661,500
4.95%, 10/01/29 (Call 07/01/29)	6,808	5,151,387
5.50%, 12/15/27 (Call 09/15/27)	7,453	6,479,452
7.50%, 09/15/25 (Call 06/15/25)(b)	14,251	13,963,435
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	6,313	5,318,738
3.75%, 12/31/24 (Call 09/30/24)(a)	6,689	6,258,429
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,590	6,394,575

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 03/15/25 (Call 09/15/24)(b)	$8,708	$8,167,271
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	10,774	6,605,755
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	8,575	6,846,173
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	17,116	10,855,138
10.50%, 02/15/28 (Call 09/15/25)(a)	44,743	43,351,828
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	8,799	7,534,144
6.38%, 08/15/25 (Call 06/12/23)(a)	8,848	8,648,920
		556,963,693
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,835	11,346,782
3.88%, 01/15/28 (Call 09/15/23)(a)(b)	26,446	24,223,380
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	49,764	42,798,035
4.38%, 01/15/28 (Call 11/15/23)(a)(b)	13,156	12,092,008
5.75%, 04/15/25 (Call 04/15/24)(a)	6,887	6,874,593
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)(b)	6,487	5,909,268
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	13,982	12,349,601
4.75%, 03/01/30 (Call 03/01/25)(b)	7,487	6,553,549
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,954	8,548,396
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,880	8,445,946
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	17,428	16,618,469
7.50%, 06/15/29 (Call 06/15/24)(b)	8,115	8,210,676
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	14,389	7,345,136
5.50%, 04/15/27 (Call 04/15/24)(a)	10,215	6,226,043
5.63%, 10/01/25 (Call 06/12/23)(a)(b)	8,618	6,506,590
5.88%, 10/01/28 (Call 10/01/23)(a)	9,360	5,266,123
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	60,040	39,932,004
eG Global Finance PLC
6.75%, 02/07/25 (Call 06/12/23)(a)(b)	12,437	11,953,947
8.50%, 10/30/25 (Call 10/30/23)(a)(b)	10,682	10,299,905
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/24)(a)(b)	11,603	10,533,028
5.88%, 04/01/29 (Call 04/01/24)(a)	14,608	12,142,395
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	16,957	14,800,409
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,442	16,609,125
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	8,102	7,207,890
5.63%, 01/01/30 (Call 01/01/25)(a)	9,994	9,075,451
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	12,987	9,107,264
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	13,031	8,991,390
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	12,473	12,020,854
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	8,217	5,337,352
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	14,201	11,244,494
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	17,123	14,264,281
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,638	11,746,000
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,238	7,886,943
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	6,527	6,046,123
Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	$8,799	$7,789,645
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	7,677	6,644,348
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	7,180	6,073,997
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	14,024	10,798,480
7.88%, 05/01/29 (Call 04/01/24)(a)(b)	22,721	13,998,294
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	8,274	6,998,747
4.75%, 09/15/29 (Call 09/15/24)	8,926	8,223,077
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/24)(a)	19,491	17,574,386
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	7,477	5,684,015
4.38%, 04/01/30 (Call 01/01/30)(b)	8,491	6,728,268
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(b)	9,680	9,198,420
3.75%, 06/15/29 (Call 06/15/24)(b)	8,707	7,437,606
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	21,151	19,544,846
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	19,965	19,424,148
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,918	4,611,685
4.45%, 02/15/25 (Call 11/15/24)(b)	10,721	9,112,743
4.75%, 02/15/27 (Call 11/15/26)(b)	9,764	5,970,686
4.85%, 04/01/24(b)	422	402,588
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)(b)	383	260,766
8.00%, 11/15/26 (Call 01/15/24)(a)	10,336	5,445,056
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	11,445	9,470,051
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	8,212	6,533,714
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	10,185	9,003,186
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,585	11,198,603
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	7,521	6,257,002
Staples Inc.
7.50%, 04/15/26 (Call 04/15/24)(a)	34,551	28,346,473
10.75%, 04/15/27 (Call 04/15/24)(a)(b)	17,639	10,807,950
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	11,328	9,717,045
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	17,504	14,926,886
4.63%, 01/31/32 (Call 10/01/26)(b)	18,686	16,992,488
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	14,305	13,464,581
5.38%, 04/01/32 (Call 04/01/27)(b)	16,998	16,105,605
		733,258,835
Semiconductors — 0.3%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)	27,803	25,985,796
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	15,872	15,292,196
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	6,750	5,810,062
4.38%, 04/15/28 (Call 04/15/24)(a)(b)	7,230	6,638,021
		53,726,075
Software — 2.3%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	17,388	15,627,465

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	$15,225	$13,435,453
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	15,728	13,506,420
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	68,470	60,476,127
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	61,009	51,857,650
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)(b)	16,339	15,017,291
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	7,376	7,268,652
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	40,673	33,437,680
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	15,911	13,945,328
3.88%, 12/01/29 (Call 12/01/24)(a)	14,365	11,980,492
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,845	12,565,402
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	10,858	8,914,554
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	8,467	8,134,374
4.00%, 02/15/28 (Call 02/15/24)(a)	8,389	7,822,743
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,551	3,008,234
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	6,473	1,666,509
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	16,869	14,426,910
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/24)(a)	34,988	33,385,899
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	8,652	7,427,915
3.88%, 03/15/31 (Call 03/15/26)(b)	8,787	7,421,676
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)(b)	30,688	22,862,560
		364,189,334
Telecommunications — 5.2%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	18,427	9,121,365
10.50%, 05/15/27 (Call 05/15/24)(a)(b)	27,397	16,078,614
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	34,392	24,977,190
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	8,302	5,918,543
5.13%, 07/15/29 (Call 04/15/24)(a)	43,154	30,683,357
5.50%, 01/15/28 (Call 09/15/23)(a)	18,396	13,911,975
8.13%, 02/01/27 (Call 08/01/23)(a)	29,728	25,528,920
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(c)	8,368	7,398,866
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(c)	8,566	6,937,573
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)(b)	21,064	18,119,253
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	21,592	17,006,723
6.00%, 03/01/26 (Call 03/01/24)(a)	24,855	23,324,275
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	11,889	8,034,364
8.25%, 03/01/27 (Call 03/01/24)(a)(b)	16,443	12,804,986
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)(b)	12,774	8,593,453
6.00%, 06/15/25 (Call 06/15/23)(a)(b)	22,001	20,663,753
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	36,125	34,770,312
Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	$6,540	$4,627,050
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	13,346	9,992,818
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	26,447	22,116,304
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	19,940	17,775,678
5.88%, 11/01/29 (Call 11/01/24)(b)	13,504	9,431,541
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	17,030	11,949,099
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	17,095	12,607,562
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	13,197	12,174,232
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	20,559	19,222,665
Hughes Satellite Systems Corp.
5.25%, 08/01/26	13,403	12,468,141
6.63%, 08/01/26(b)	13,000	11,976,250
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	20,942	19,653,858
7.00%, 10/15/28 (Call 10/15/24)(a)	15,860	14,795,459
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	51,674	47,664,098
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	13,151	10,432,719
3.63%, 01/15/29 (Call 01/15/24)(a)	14,149	7,627,826
3.75%, 07/15/29 (Call 01/15/24)(a)	15,139	8,132,482
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	12,416	9,032,640
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	21,038	12,079,319
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	17,275	10,848,285
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	15,974	15,144,724
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 07/03/23)(a)(b)	21,486	14,046,472
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	6,569	2,611,178
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	7,247	4,438,788
5.38%, 06/15/29 (Call 06/15/24)(a)	200	86,500
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	12,348	11,320,646
Sprint LLC, 7.13%, 06/15/24(b)	1,110	1,121,771
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	14,464	14,084,320
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(b)	6,914	4,148,400
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	8,961	5,421,405
ViaSat Inc.
5.63%, 09/15/25 (Call 06/12/23)(a)(b)	12,187	11,709,270
5.63%, 04/15/27 (Call 04/15/24)(a)	10,251	9,639,721
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	6,149	4,989,914
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	22,988	18,454,881
4.75%, 07/15/31 (Call 07/15/26)(a)	24,305	19,960,481
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(c)	8,431	7,404,402
4.13%, 06/04/81 (Call 04/04/31), (5-year CMT + 2.767%)(b)(c)	16,948	13,515,861
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	34,264	34,668,315
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	24,077	19,555,339
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 07/03/23)(a)(b)	24,301	16,972,730
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	17,979	10,832,347
		808,609,013

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.1%
Mattel Inc.
3.38%, 04/01/26 (Call 06/12/23)(a)	$4,382	$4,020,485
3.75%, 04/01/29 (Call 04/01/24)(a)	4,202	3,658,079
5.88%, 12/15/27 (Call 07/03/23)(a)(b)	3,288	3,206,458
		10,885,022
Transportation — 0.0%
XPO Inc., 7.13%, 06/01/31 (Call 06/01/26)(a)	4,532	4,492,345

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.300%)(a)(b)(c)	7,983	7,656,695
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	17,497	15,707,057
6.50%, 10/01/25 (Call 07/03/23)(a)	11,418	11,113,363
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	6,808	7,024,532
		41,501,647
Total Corporate Bonds & Notes — 98.3%
(Cost: $16,998,468,041)		15,226,481,590

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash + 12.00% PIK), 18.00%, 08/02/27(g)	2,620	2,495,404

Total Fixed Rate Loan Interests — 0.0%
(Cost: $2,555,949)		2,495,404

Total Long-Term Investments — 98.3%
(Cost: $17,001,023,990)		15,228,976,994

Short-Term Securities

Money Market Funds — 19.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(h)(i)(j)	3,056,658	3,057,269,321
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(h)(i)	32,540	$32,540,000

Total Short-Term Securities — 19.9%
(Cost: $3,088,895,261)		3,089,809,321

Total Investments — 118.2%
(Cost: $20,089,919,251)		18,318,786,315

Liabilities in Excess of Other Assets — (18.2)%		(2,826,499,288)

Net Assets — 100.0%		$15,492,287,027

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,768,669,414	$289,666,081	(a)	$—		$191,988	$(1,258,162)	$3,057,269,321	3,056,658	$5,339,176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,650,000	—		(61,110,000	)(a)	—	—	32,540,000	32,540	728,328		—
						$191,988	$(1,258,162)	$3,089,809,321		$6,067,504		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,226,481,590	$—	$15,226,481,590
Fixed Rate Loan Interests	—	2,495,404	—	2,495,404
Short-Term Securities
Money Market Funds	3,089,809,321	—	—	3,089,809,321
	$3,089,809,321	$15,228,976,994	$—	$18,318,786,315

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate